Trade, other receivables and tax receivables - analysis by due date (Details) - EUR (€) € in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Current trade receivables	€ 2,048		€ 2,460
Non-current trade receivables	0		0
Trade receivables	2,048		2,460
Current receivables from financing activities	3,304		2,946
Non-current receivables from financing activities	310		194
Receivables from financing activities	3,614		3,140
Current other receivables	1,836		2,481
Non-current other receivables	1,174		472
Other receivables	3,010		2,953
Current trade and other receivables	7,188	€ 7,887	7,887
Non-current trade and other receivables	1,484	666	666
Total Trade and other receivables	8,672		8,553
Tax receivables	419	215	215
Non-current tax receivables	71	€ 83	83
Tax receivables	490		298
Due between one and five years
Disclosure of financial assets [line items]
Non-current trade receivables	0		0
Non-current receivables from financing activities	297		194
Non-current other receivables	1,086		414
Non-current trade and other receivables	1,383		608
Non-current tax receivables	53		62
Due beyond five years
Disclosure of financial assets [line items]
Non-current trade receivables	0		0
Non-current receivables from financing activities	13		0
Non-current other receivables	88		58
Non-current trade and other receivables	101		58
Non-current tax receivables	€ 18		€ 21